Income taxes (Reconciliation of statutory income tax expense to provision for income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate	12.50%	12.50%	12.50%
Income tax expense at statutory income tax rate of 12.5%	$ 167,580	$ 143,866	$ 154,484
Permanent differences	(949)	1,016	23,737
Foreign rate differential	1,083	(803)	(13,503)
Differences between statutory and actual income tax expense	134	213	10,234
Provision for income taxes	$ 167,714	$ 144,079	$ 164,718